RELATED PARTY TRANSACTIONS - Income statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues
Power purchase and revenue agreements	$ 163	$ 361	$ 387
Other income
Interest Income, Related Parties	10	0	0
Direct operating costs
Energy purchases	(62)	(10)	(10)
Energy marketing & other services	(11)	(17)	(26)
Insurance services	(20)	(21)	(18)
Total related party direct operating costs	(93)	(48)	(54)
Interest expense
Borrowings	(29)	(1)	(4)
Other related party services	(13)	0	0
Management service agreement	(175)	(152)	(109)
Gains associated with agency arrangement	62	0	0
Brookfield Asset Management
Direct operating costs
Insurance services	$ 0	$ 0	$ (1)